Commitments and Contingencies - Environmental Matters (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($) other_criteria_pollutant Method	Dec. 31, 2014 USD ($) item
Environmental Matters
Maximum exposure	$ 1	$ 1
Number of estimation methodologies	2	2
Climate Change and Other Emissions
Environmental Matters
Number of major sources of other "criteria" pollutants | other_criteria_pollutant	6
Maximum
Environmental Matters
Accrued environmental remediation costs	$ 1	$ 1
Maximum | Comprehensive Environmental Response, Compensation and Liability Act (CERCLA) Matters
Environmental Matters
Accrued environmental remediation costs	$ 1	$ 1